INVENTORIES, NET (Tables)	12 Months Ended
Jun. 30, 2024
INVENTORIES, NET
Schedule of inventory

	June 30, 2024	June 30, 2023
Finished goods	1,632,497	197,198
Less: allowance for inventory reserve	(33,428)	—
Total inventories,net	$1,599,069	$197,198